Schedule of Investments (unaudited) June 30, 2020	iShares® S&P 100 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.8%
Boeing Co. (The)	198,784	$36,437,107
General Dynamics Corp.	86,541	12,934,418
Lockheed Martin Corp.	91,507	33,392,734
Raytheon Technologies Corp.	545,346	33,604,221

		116,368,480

Air Freight & Logistics — 0.7%
FedEx Corp.	89,122	12,496,687
United Parcel Service Inc., Class B	261,079	29,026,763

		41,523,450

Automobiles — 0.3%
Ford Motor Co.	1,448,364	8,806,053
General Motors Co.	466,955	11,813,962

		20,620,015

Banks — 4.2%
Bank of America Corp.	2,895,382	68,765,322
Citigroup Inc.	772,000	39,449,200
JPMorgan Chase & Co.	1,129,877	106,276,231
U.S. Bancorp.	508,292	18,715,311
Wells Fargo & Co.	1,383,510	35,417,856

		268,623,920

Beverages — 2.1%
Coca-Cola Co. (The)	1,433,242	64,037,253
PepsiCo Inc.	514,477	68,044,728

		132,081,981

Biotechnology — 2.7%
AbbVie Inc.	653,457	64,156,408
Amgen Inc.	218,119	51,445,547
Biogen Inc.(a)	60,525	16,193,464
Gilead Sciences Inc.	464,226	35,717,549

		167,512,968

Capital Markets — 1.4%
Bank of New York Mellon Corp. (The)	298,792	11,548,311
BlackRock Inc.(b)	57,201	31,122,492
Goldman Sachs Group Inc. (The)	114,770	22,680,847
Morgan Stanley	443,990	21,444,717

		86,796,367

Chemicals — 0.4%
Dow Inc.(a)	274,652	11,194,815
DuPont de Nemours Inc.	271,131	14,405,190

		25,600,005

Communications Equipment — 1.2%
Cisco Systems Inc.	1,572,474	73,340,187

Consumer Finance — 0.5%
American Express Co.	244,758	23,300,962
Capital One Financial Corp.	168,836	10,567,445

		33,868,407

Diversified Financial Services — 2.0%
Berkshire Hathaway Inc., Class B(a)	720,833	128,675,899

Diversified Telecommunication Services — 2.6%
AT&T Inc.	2,642,020	79,868,265
Verizon Communications Inc.	1,534,323	84,587,227

		164,455,492

Electric Utilities — 1.6%
Duke Energy Corp.	272,473	21,767,868

Security	Shares	Value

Electric Utilities (continued)
Exelon Corp.	361,302	$13,111,649
NextEra Energy Inc.	181,480	43,586,052
Southern Co. (The)	391,536	20,301,142

		98,766,711

Electrical Equipment — 0.2%
Emerson Electric Co.	221,544	13,742,374

Energy Equipment & Services — 0.1%
Schlumberger Ltd.	514,590	9,463,310

Entertainment — 2.4%
Netflix Inc.(a)	163,073	74,204,738
Walt Disney Co. (The)	669,743	74,683,042

		148,887,780

Equity Real Estate Investment Trusts (REITs) — 0.8%
American Tower Corp.	164,377	42,498,029
Simon Property Group Inc.	113,684	7,773,712

		50,271,741

Food & Staples Retailing — 2.0%
Costco Wholesale Corp.	163,709	49,638,206
Walgreens Boots Alliance Inc.	273,233	11,582,347
Walmart Inc.	525,031	62,888,213

		124,108,766

Food Products — 0.5%
Kraft Heinz Co. (The)	231,054	7,368,312
Mondelez International Inc., Class A	530,485	27,123,698

		34,492,010

Health Care Equipment & Supplies — 2.3%
Abbott Laboratories	655,871	59,966,285
Danaher Corp.	233,319	41,257,799
Medtronic PLC	497,254	45,598,192

		146,822,276

Health Care Providers & Services — 2.1%
CVS Health Corp.	484,654	31,487,971
UnitedHealth Group Inc.	351,653	103,720,052

		135,208,023

Hotels, Restaurants & Leisure — 1.3%
McDonald’s Corp.	275,709	50,860,039
Starbucks Corp.	433,132	31,874,184

		82,734,223

Household Products — 2.1%
Colgate-Palmolive Co.	317,592	23,266,790
Procter & Gamble Co. (The)	917,958	109,760,238

		133,027,028

Industrial Conglomerates — 1.5%
3M Co.	213,280	33,269,547
General Electric Co.	3,243,317	22,151,855
Honeywell International Inc.	260,252	37,629,837

		93,051,239

Insurance — 0.5%
Allstate Corp. (The)	116,481	11,297,492
American International Group Inc.	317,857	9,910,782
MetLife Inc.	285,287	10,418,681

		31,626,955

Interactive Media & Services — 8.1%
Alphabet Inc., Class A(a)	111,259	157,770,825
Alphabet Inc., Class C, NVS(a)	108,449	153,304,591

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Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® S&P 100 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Interactive Media & Services (continued)
Facebook Inc., Class A(a)	891,586	$202,452,433

		513,527,849

Internet & Direct Marketing Retail — 7.2%
Amazon.com Inc.(a)	155,350	428,582,687
Booking Holdings Inc.(a)(c)	15,178	24,168,536

		452,751,223

IT Services — 6.1%
Accenture PLC, Class A	236,204	50,717,723
International Business Machines Corp.	329,221	39,760,020
Mastercard Inc., Class A	327,714	96,905,030
PayPal Holdings Inc.(a)(c)	435,366	75,853,818
Visa Inc., Class A(c)	625,586	120,844,448

		384,081,039

Life Sciences Tools & Services — 0.8%
Thermo Fisher Scientific Inc.	146,449	53,064,331

Machinery — 0.4%
Caterpillar Inc.	200,698	25,388,297

Media — 1.5%
Charter Communications Inc., Class A(a)	55,888	28,505,116
Comcast Corp., Class A	1,688,827	65,830,476

		94,335,592

Multiline Retail — 0.4%
Target Corp.	185,406	22,235,742

Oil, Gas & Consumable Fuels — 2.6%
Chevron Corp.	692,281	61,772,234
ConocoPhillips	397,668	16,710,009
Exxon Mobil Corp.	1,567,776	70,110,943
Kinder Morgan Inc./DE	721,143	10,939,739
Occidental Petroleum Corp.(c)	333,717	6,107,021

		165,639,946

Pharmaceuticals — 6.0%
Bristol-Myers Squibb Co.	839,049	49,336,081
Eli Lilly & Co.	312,279	51,269,966
Johnson & Johnson	976,882	137,378,916
Merck & Co. Inc.	935,924	72,375,003
Pfizer Inc.	2,059,660	67,350,882

		377,710,848

Road & Rail — 0.7%
Union Pacific Corp.	251,617	42,540,886

Semiconductors & Semiconductor Equipment — 4.1%
Intel Corp.	1,570,019	93,934,237
NVIDIA Corp.	228,085	86,651,772
Qualcomm Inc.	417,128	38,046,245
Texas Instruments Inc.	340,311	43,209,288

		261,841,542

Security	Shares	Value

Software — 11.9%
Adobe Inc.(a)	178,653	$77,769,438
Microsoft Corp.	2,811,900	572,249,769
Oracle Corp.	771,820	42,658,491
salesforce.com Inc.(a)	334,067	62,580,771

		755,258,469

Specialty Retail — 2.2%
Home Depot Inc. (The)	398,802	99,903,889
Lowe’s Companies Inc.	279,954	37,827,384

		137,731,273

Technology Hardware, Storage & Peripherals — 8.7%
Apple Inc.	1,510,786	551,134,733

Textiles, Apparel & Luxury Goods — 0.7%
Nike Inc., Class B	459,793	45,082,704

Tobacco — 1.1%
Altria Group Inc.	689,070	27,045,997
Philip Morris International Inc.	577,366	40,450,262

		67,496,259

Total Common Stocks — 99.8% (Cost: $5,799,639,998)		6,311,490,340

Short-Term Investments

Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.52%(b)(d)(e)	23,019,462	23,049,387
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.13%(b)(d)	5,863,000	5,863,000

		28,912,387

Total Short-Term Investments — 0.5% (Cost: $28,897,601)		28,912,387

Total Investments in Securities — 100.3% (Cost: $5,828,537,599)		6,340,402,727

Other Assets, Less Liabilities — (0.3)%		(18,952,393)

Net Assets — 100.0%		$6,321,450,334

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	All or a portion of this security is on loan.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

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Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® S&P 100 ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended June 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/20	Shares Purchased	Shares Sold		Shares Held at 06/30/20	Value at 06/30/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	122,861,334	—	(99,841,872	)(b)	23,019,462	$23,049,387	$40,370	(c)	$45,021	$22,487
BlackRock Cash Funds: Treasury, SL Agency Shares	8,783,000	—	(2,920,000	)(b)	5,863,000	5,863,000	8,127		—	—
BlackRock Inc.	40,489	22,082	(5,370)		57,201	31,122,492	203,973		483,115	4,557,813

						$60,034,879	$252,470		$528,136	$4,580,300

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini Index	64	09/18/20	$9,889	$95,703

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$6,311,490,340	$—	$—	$6,311,490,340
Money Market Funds	28,912,387	—	—	28,912,387

	$6,340,402,727	$—	$—	$6,340,402,727

Derivative financial instruments(a)
Assets
Futures Contracts	$95,703	$—	$—	$95,703

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

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